Note 30 - Events After the Reporting Period (Details Textual) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended
	Mar. 17, 2020	Mar. 31, 2020	Mar. 31, 2020	Jan. 27, 2020	Jan. 17, 2020
Potential ordinary share transactions [member] | Share repurchase program authorized in 2020 [member] | ADS [member]
Statement Line Items [Line Items]
Repurchase program, amount authorized					$ 50,000
Shares repurchased during period, shares (in shares)			773,486
Shares repurchased during period, value			$ 5,490
Major business combination [member] | Pocosys [member]
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value				$ 5,000
Goodwill recognised as of acquisition date				$ 3,800
RSUs were exchanged for an equivalent number of ADSs [member]
Statement Line Items [Line Items]
Number of RSUs exchanged for equivalent number of ADSs (in shares)		1,121,000
Major ordinary share transactions [member] | Ordinary shares [member] | Blue Ridge Micro Finance Bank [member] | Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Shares transferred, percentage owned	100.00%
Shares transferred, value	$ 5,000